DEBT - HoldCo Notes (Details) (USD $)	12 Months Ended
	Dec. 26, 2014	Jun. 21, 2012	Dec. 31, 2010	Nov. 30, 2010	Sep. 07, 2012
OpCo Notes
Debt Instrument [Line Items]
Debt, face amount				$ 300,000,000
Stated interest rate		7.50%		7.00%
Deferred debt financing fees			6,900,000
HoldCo Notes
Debt Instrument [Line Items]
Debt, face amount					$ 365,000,000
Redemption requirement, minimum days from closing	90 days
Interest Rate, Cash Interest | HoldCo Notes
Debt Instrument [Line Items]
Stated interest rate	10.00%
Interest Rate, Paid In Kind Interest | HoldCo Notes
Debt Instrument [Line Items]
Stated interest rate	10.75%
Prior to November 15, 2014 | HoldCo Notes
Debt Instrument [Line Items]
Redemption option price, percentage of principal	100.00%
Redemption percentage of aggregate principal amount	35.00%
On or After November 15, 2014 | HoldCo Notes
Debt Instrument [Line Items]
Redemption option price, percentage of principal	110.00%
Redemption option, percent of aggregate principal amount	65.00%